Severance Indemnities and Pension Plans (Summary of Assumptions Used in Computation) (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	0.71%	0.63%	0.61%
Discount rates in determining benefit obligation	0.86%	0.71%	0.63%
Rates of increase in future compensation level for determining expense	3.46%	3.46%	3.21%
Rates of increase in future compensation level for determining benefit obligation	3.46%	3.46%	3.46%
Expected rates of return on plan assets	2.89%	2.93%	2.89%
Cash balance crediting rate for determining expense	2.46%	2.46%	2.46%
Cash balance crediting rate for determining benefit obligation	2.46%	2.46%	2.46%
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	2.19%	2.94%	3.80%
Discount rates in determining benefit obligation	2.78%	2.34%	3.05%
Rates of increase in future compensation level for determining expense	5.09%	5.12%	5.01%
Rates of increase in future compensation level for determining benefit obligation	5.04%	5.09%	5.12%
Expected rates of return on plan assets	5.91%	6.19%	6.25%
Cash balance crediting rate for determining expense	1.62%	2.39%	3.03%
Cash balance crediting rate for determining benefit obligation	1.94%	1.62%	2.39%
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Discount rates in determining expense	1.82%	2.72%	3.87%
Discount rates in determining benefit obligation	2.63%	2.23%	2.96%
Rates of increase in future compensation level for determining expense	0.00%	0.00%	0.00%
Rates of increase in future compensation level for determining benefit obligation	0.00%	0.00%	0.00%
Expected rates of return on plan assets	7.00%	7.00%	7.00%
Cash balance crediting rate for determining expense	0.00%	0.00%	0.00%
Cash balance crediting rate for determining benefit obligation	0.00%	0.00%	0.00%